Fair Value of Assets and Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value of assets and liabilities measured on recurring and non-recurring basis
Fair value	$ 17,937	$ 23,907
Significant unobservable inputs (Level 3)
Fair value of assets and liabilities measured on recurring and non-recurring basis
Fair value	26	153
Assets at fair value	$ 37	267
Fixed Income Securities Valued Based on Nonbinding Broker Quotes | Significant unobservable inputs (Level 3)
Fair value of assets and liabilities measured on recurring and non-recurring basis
Assets at fair value		$ 24
Minimum | Limited partnership interests
Fair value of assets and liabilities measured on recurring and non-recurring basis
Distribution and proceed period (in years)	4 years
Useful life (in years)	10 years
Maximum | Limited partnership interests
Fair value of assets and liabilities measured on recurring and non-recurring basis
Distribution and proceed period (in years)	9 years
Useful life (in years)	12 years